Contingencies And Commitments (Contractual Operating Lease Commitments And Buyouts) (Details) $ in Thousands	Jul. 31, 2015 USD ($)
Operating Lease Obligations [Member]
Operating Leased Assets [Line Items]
2015	$ 39,999
2016	31,497
2017	25,599
2018	20,084
2019	14,402
Thereafter	16,078
Operating Lease Buyouts [Member]
Operating Leased Assets [Line Items]
2015	2,738
2016	1,816
2017	3,217
2018	3,011
2019	2,693
Thereafter	$ 9,355